EMERGING MARKETS PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1998
                                  (unaudited)
                          (expressed in U.S. dollars)


  Shares                                                               Value
----------                                                          -----------
             COMMON STOCKS & WARRANTS (99.1%)

             ARGENTINA (10.5%)
             ENERGY
     6,860   YPF Sociedad Anonima.................................  $   239,037
                                                                    -----------

             FINANCE
    26,055   Banco De Galicia SA..................................      160,261
    11,900   Banco Frances SA.....................................      115,447
                                                                    -----------
                                                                        275,708
                                                                    -----------
             SERVICES
     7,800   Telecom Argentina Stet - France Telecom SA, ADR......      280,800
                                                                    -----------
             TOTAL ARGENTINA .....................................      795,545
                                                                    -----------

             BRAZIL (16.0%)
             CONSUMER GOODS
    11,500   Compania Cervejaria Brahma, ADR......................      151,656
                                                                    -----------
             ENERGY
     9,000   Centrais Eletricas Brasileiras, ADR* (Electrobas)....      202,181
     5,250   Companhia Energetica de Minas Gerais ADR.............      252,400
 1,125,000   Pertroleo  Brasileiro SA (Petrobras).................      285,271
                                                                    -----------
                                                                        739,852
                                                                    -----------
             SERVICES
     2,600   Telecomunicacoes Brasileiras SA, ADR (Telebras)......      316,713
                                                                    -----------
             TOTAL BRAZIL ........................................    1,208,221
                                                                    -----------
             GHANA (1.7%)
             BANKS
    15,000   Standard Chartered Bank Ghana Ltd.*..................      131,755
                                                                    -----------
             TOTAL GHANA .........................................      131,755
                                                                    -----------

             GREECE (7.8%)
             FOOD & BEVERAGES
     8,500   Hellenic Bottling Co. SA.............................      316,327
                                                                    -----------

             TELECOMMUNICATIONS
     9,500   Hellenic Telecommunication Organization SA (OTE).....      271,954
                                                                    -----------
             TOTAL GREECE ........................................      588,281
                                                                    -----------

             INDIA (7.9%)
             CAPITAL EQUIPMENT
    10,500   Reliance Industries Ltd., GDR .......................       96,862
                                                                    -----------

             CONSUMER GOODS
    36,000   Ashok Leyland  Ltd., GDR.............................      129,600
     4,000   Ranbaxy Laboratories Ltd., GDR.......................      100,800
                                                                    -----------
                                                                        230,400
                                                                    -----------

             FINANCE
   105,450   Industrial Credit & Investment Corp..................      274,279
                                                                    -----------
             TOTAL INDIA .........................................      601,541
                                                                    -----------

             INDONESIA (2.4%)
             MULTI-INDUSTRY
   905,000   PT Astra International Inc...........................      178,172
                                                                    -----------
             TOTAL INDONESIA .....................................      178,172
                                                                    -----------

             MEXICO (13.2%)
             CAPITAL EQUIPMENT
    31,500   Fomento Economico Mexicano SA de CV..................      233,278
                                                                    -----------

             CONSUMER GOODS
    57,000   Kimberly-Clark De Mexico, SA de CV ..................      279,959
                                                                    -----------

             MULTI-INDUSTRY
    48,800   Cemex SA de CV.......................................      293,491
    30,200   Grupo Carso, SA de CV, ADR...........................      190,175
                                                                    -----------
                                                                        483,666
                                                                    -----------
             TOTAL MEXICO ........................................      996,903
                                                                    -----------

             POLAND (6.1%)
             BANKS
    24,000   Bank Handlowy W Warsza, GDR *........................      458,400
                                                                    -----------
             TOTAL POLAND ........................................      458,400
                                                                    -----------

             ROMANIA (3.5%)
             FINANCE
    51,200   Romania Investment Fund Ltd..........................      262,400
                                                                    -----------
             TOTAL ROMANIA .......................................      262,400
                                                                    -----------

                           EMERGING MARKETS PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1998 (continued)
                                  (unaudited)
                          (expressed in U.S. dollars)

  Shares                                                               Value
----------                                                          -----------
             RUSSIA (11.3%)
             ENERGY
     4,040   Lukoil Holding, ADR .................................  $   268,660
     6,000   Grazprom ADR.........................................      110,700
    13,850   Unified Energy Systems, GDR * .......................      470,900
                                                                    -----------
             TOTAL RUSSIA ........................................      850,260
                                                                    -----------

             SOUTH AFRICA (8.6%)
             CONSUMER GOODS
     6,500   South African Breweries Ltd..........................      218,124
                                                                    -----------

             FINANCE
     7,000   Liberty Life Association
              of Africa Ltd.......................................      236,842
                                                                    -----------

             MULTI-INDUSTRY
     3,300   Anglo American Corp of South Africa Ltd..............      195,232
                                                                    -----------
             TOTAL SOUTH AFRICA ..................................      650,198
                                                                    -----------

             TURKEY (10.1%)
             CONSUMER GOODS
 2,780,000   Arcelik A.S..........................................      311,422
   249,000   Ford Otomotiv Sanayi A.S.............................      179,316
                                                                    -----------
                                                                        490,738
                                                                    -----------
             FINANCE
 1,830,000   Akbank T.A.S.........................................      155,581
                                                                    -----------
             MATERIALS
 2,376,000   Turk Sise Ve Cam Fabfikalari A.S.....................      116,447
                                                                    -----------
             TOTAL TURKEY ........................................      762,766
                                                                    -----------

TOTAL INVESTMENTS (identified cost $7,656,967) (a) .....    99.1%    $7,484,442
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........     0.9         69,822
                                                           -----     ----------
NET ASSETS   ...........................................   100.0%    $7,554,264
                                                           =====     ==========

----------
* non-income producing security

(a) The aggregate cost for federal income tax purposes is $7,656,967, the aggregate gross unrealized appreciation is $693,707, and the aggregate gross unrealized depreciation is $866,232, resulting in net unrealized depreciation of $172,525.


                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

ASSETS:
   Investments in securities, at value (identified
     cost $7,656,967) (Note 1) ...............................      $ 7,484,442
   Cash (including $12,626 in foreign currency) ..............          173,977
   Dividends and other receivables ...........................           34,763
                                                                    -----------
        Total Assets .........................................        7,693,182
                                                                    -----------

LIABILITIES:
  Payables for:
     Investments purchased ...................................          131,138
     Investment advisory fee (Note 2) ........................            5,540
     Expense reimbursement fee (Note 2) ......................            1,938
     Administrative fee (Note 2) .............................              215
     Foreign withholding taxes ...............................               87
                                                                    -----------
        Total Liabilities ....................................          138,918
                                                                    -----------

NET ASSETS ...................................................      $ 7,554,264
                                                                    ===========

Net Assets Consist of:
  Paid-in capital ............................................      $ 7,726,666
  Net unrealized depreciation ................................         (172,402)
                                                                    -----------

Net Assets ...................................................      $ 7,554,264
                                                                    ===========


                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

INVESTMENT INCOME:
   Income:
      Dividends (net of foreign withholding tax of $1,250) .....    $    61,954
                                                                    -----------
   Expenses:
      Investment advisory fee (Note 2) .........................         36,252
      Expense reimbursement fee (Note 2) .......................         12,771
      Administrative fee (Note 2) ..............................          1,410
                                                                    -----------
          Total Expenses .......................................         50,433
                                                                    -----------

          Net Investment Income ................................         11,521
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
   Net realized loss on investments and foreign exchange
      transactions .............................................     (1,451,188)
   Net change in unrealized depreciation on investments
      and foreign currency translations ........................      1,587,956
                                                                    -----------

        Net Realized and Unrealized Gain .......................        136,768
                                                                    -----------
   Net Increase in Net Assets Resulting from Operations ........    $   148,289
                                                                    ===========

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                                For the period from
                                                                 For the six        June 6, 1997
                                                                months ended      (commencement of
                                                               April 30, 1998      operations) to
                                                                 (unaudited)      October 31, 1997
                                                                ------------      ----------------
INCREASE IN NET ASSETS:
  Operations:
     Net investment gain (loss) .............................   $     11,521       $     (1,775)
     Net realized loss on investments and foreign exchange
        transactions ........................................     (1,451,188)          (276,277)
     Net change in unrealized appreciation (depreciation) on
        investments and foreign currency translations .......      1,587,956         (1,760,358)
                                                                ------------       ------------
         Net increase (decrease) in net assets resulting from
            operations ......................................        148,289         (2,038,410)
                                                                ------------       ------------
  Capital Transactions:
     Proceeds from contributions ............................      1,641,755         11,739,217
     Value of withdrawals ...................................     (3,929,928)            (6,659)
                                                                ------------       ------------
         Net (decrease) increase in net assets resulting from
            capital transactions ............................     (2,288,173)        11,732,558
                                                                ------------       ------------
           Total (decrease) increase in net assets ..........     (2,139,884)         9,694,148

NET ASSETS:
     Beginning of period ....................................      9,694,148                  0
                                                                ------------       ------------
     End of period  (including undistributed net investment
        income of $11,521 and $0, respectively) .............   $  7,554,264       $  9,694,148
                                                                ============       ============

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                              FINANCIAL HIGHLIGHTS
           Selected per share data and ratios for a share outstanding throughout the period
                           (expressed in U.S. dollars)

                                                                                         For the period from
                                                                         For the six         June 6, 1997
                                                                        months ended       (commencement of
                                                                       April 30, 1998       operations) to
                                                                         (unaudited)       October 31, 1997
                                                                        ------------       ----------------
Ratio/Supplemental Data:
   Net assets, end of period (000's omitted).........................       $7,554              $9,694
   Expenses as a percentage of average net assets....................         1.25%*              1.25%*
   Ratio of net investment income (loss) to average net assets.......         0.29%*            (0.05)%*
   Portfolio turnover rate...........................................           42%                 60%
   Average commission rate paid per share............................      $0.0188             $0.0036

----------
*  Annualized

                       See Notes to Financial Statements.

                           EMERGING MARKETS PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. Emerging Markets Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on June 6, 1997. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio does not isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                           EMERGING MARKETS PORTFOLIO

                                   (unaudited)
                           (expressed in U.S. dollars)

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.90% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, the Portfolio incurred $ 36,252 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the six months ended April 30, 1998, the Portfolio incurred $1,410 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 1.25% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $ 13,263 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

      3. Investment Transactions. For the six months ended April 30, 1998, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $ 3,371,109 and $ 3,132,571, respectively. There were no purchases or sales of U.S. government obligations during the period.

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.